Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Salaries	€ 16,969	€ 16,918	€ 13,918
Social charges	1,799	1,363	1,077
Pension charges	444	497	426
Share-based payment	3,968	2,611	2,697
Other	603	1,152	767
Total employee benefits	€ 23,783	€ 22,541	€ 18,885